Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
MDC Partners Inc., 6.50%, 05/01/24 (Call 08/31/20)(a)(b)	$55	$52,688
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 08/31/20)	30	30,452

		83,140

Aerospace & Defense — 1.8%
Bombardier Inc., 7.50%, 12/01/24 (Call 12/01/20)(a)	60	48,570
TransDigm Inc., 6.50%, 07/15/24 (Call 08/31/20)(b)	95	95,360
Triumph Group Inc., 6.25%, 09/15/24 (Call 09/15/20)(a)	30	26,836

		170,766

Airlines — 0.6%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	50	43,382
United Airlines Holdings Inc., 5.00%, 02/01/24	15	12,561

		55,943

Apparel — 0.8%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	55	58,112
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)	15	14,231

		72,343

Auto Manufacturers — 4.0%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 08/11/20)(a)	65	66,364
Ford Motor Credit Co. LLC
4.06%, 11/01/24 (Call 10/01/24)	135	138,002
5.58%, 03/18/24 (Call 02/18/24)	165	175,233

		379,599

Auto Parts & Equipment — 1.0%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(a)	10	10,661
Dana Inc., 5.50%, 12/15/24 (Call 08/31/20)(b)	35	35,943
Meritor Inc., 6.25%, 02/15/24 (Call 08/31/20)	25	25,552
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	20	20,779

		92,935

Banks — 1.9%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	35	36,502
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 11/15/20)(a)	35	34,625
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	100	106,246

		177,373

Biotechnology — 0.1%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 09/06/20)	15	13,947

Building Materials — 0.9%
BMC East LLC, 5.50%, 10/01/24 (Call 08/17/20)(a)	15	15,340
Boise Cascade Co., 5.63%, 09/01/24 (Call 08/31/20)(a)	15	15,454
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 08/31/20)	15	15,444
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 08/31/20)	35	35,744

		81,982

Chemicals — 1.4%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/31/20)(a)	35	32,212
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	40	38,708
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	55	48,951
WR Grace & Co.-Conn, 5.63%, 10/01/24(a)	15	16,256

		136,127

Coal — 0.2%
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	15	15,390

Commercial Services — 3.4%
AMN Healthcare Inc., 5.13%, 10/01/24 (Call 09/15/20)(a)	20	20,300
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 6.38%, 04/01/24 (Call 08/31/20)(a)(b)	25	24,071

Security	Par (000)	Value

Commercial Services (continued)
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	$30	$30,992
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 08/31/20)(a)	95	97,459
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	45	48,375
Service Corp. International/U.S., 5.38%, 05/15/24 (Call 08/31/20)	50	51,122
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 08/11/20)(a)	45	46,350

		318,669

Computers — 0.6%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/17/20)(a)	20	20,774
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 08/31/20)	25	22,918
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)	15	15,192

		58,884

Distribution & Wholesale — 0.7%
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(a)(c)	15	15,266
Performance Food Group Inc., 5.50%, 06/01/24 (Call 08/11/20)(a)	20	20,171
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	40	28,735

		64,172

Diversified Financial Services — 3.7%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	15	13,438
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(a)	15	13,390
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	25	25,317
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	35	36,290
Navient Corp.
5.88%, 10/25/24	60	61,180
6.13%, 03/25/24	65	67,495
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	120	130,795

		347,905

Electric — 1.3%
Calpine Corp., 5.50%, 02/01/24 (Call 08/26/20)	35	35,560
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	45	47,939
4.25%, 09/15/24 (Call 07/15/24)(a)	35	37,404

		120,903

Electrical Components & Equipment — 0.2%
WESCO Distribution Inc., 5.38%, 06/15/24 (Call 08/31/20)	20	20,529

Electronics — 0.7%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	35	36,314
Sensata Technologies BV, 5.63%, 11/01/24(a)	25	27,207

		63,521

Energy – Alternate Sources — 0.2%
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 08/12/20)(a)	20	20,608

Engineering & Construction — 0.9%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	50	55,163
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	35	28,830

		83,993

Entertainment — 2.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 08/31/20)	35	34,232
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	25	24,669
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 08/31/20)(a)	15	11,721
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 08/31/20)(a)	25	22,725

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 08/31/20)(a)	$30	$29,954
6.38%, 02/01/24 (Call 02/01/21)(a)	35	35,321
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 08/06/20)(a)	35	33,096
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 08/31/20)(a)	50	47,789

		239,507

Environmental Control — 1.0%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 08/31/20)(a)	25	25,928
Covanta Holding Corp., 5.88%, 03/01/24 (Call 08/31/20)	35	35,786
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	35	36,800

		98,514

Food — 3.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 6.63%, 06/15/24 (Call 08/31/20)	75	78,004
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 08/31/20)(a)	65	66,369
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	50	52,389
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)	35	35,178
7.75%, 01/15/24 (Call 01/15/21)(a)	15	15,783
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 08/31/20)(a)	35	36,065
U.S. Foods Inc., 5.88%, 06/15/24 (Call 08/31/20)(a)	35	34,966

		318,754

Forest Products & Paper — 0.2%
Mercer International Inc., 6.50%, 02/01/24 (Call 08/31/20)(b)	15	14,844

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	40	43,212

Hand & Machine Tools — 0.4%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	35	36,838

Health Care – Products — 1.0%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	90	94,721

Health Care – Services — 3.6%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (Call 08/31/20)	35	36,134
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(a)	80	82,526
Encompass Health Corp., 5.75%, 11/01/24 (Call 08/31/20)	44	44,596
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	25	25,791
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/31/20)	100	102,136
4.63%, 09/01/24 (Call 09/01/21)(a)	50	51,475

		342,658

Holding Companies – Diversified — 2.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	85	86,685
6.75%, 02/01/24 (Call 08/31/20)	35	36,059
Stena International SA, 5.75%, 03/01/24(a)	65	61,544
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	35	31,499

		215,787

Home Builders — 2.4%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	20	21,534
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	35	37,820

Security	Par (000)	Value

Home Builders (continued)
5.88%, 11/15/24 (Call 05/15/24)	$35	$39,667
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	15	16,145
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	35	36,926
Toll Brothers Finance Corp., 5.63%, 01/15/24 (Call 10/15/23)	35	38,240
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	35	37,864

		228,196

Household Products & Wares — 1.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 08/31/20)(a)	35	35,876
Prestige Brands Inc., 6.38%, 03/01/24 (Call 08/31/20)(a)	35	36,312
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 08/31/20)	35	36,042

		108,230

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)(b)	55	58,492
Genworth Holdings Inc., 4.80%, 02/15/24(b)	25	21,989
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	35	35,144

		115,625

Internet — 0.8%
EIG Investors Corp., 10.88%, 02/01/24 (Call 08/31/20)	20	20,437
Netflix Inc., 5.75%, 03/01/24	50	56,301

		76,738

Iron & Steel — 1.1%
ArcelorMittal SA, 3.60%, 07/16/24	50	52,634
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	35	33,862
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	20	18,846

		105,342

Leisure Time — 1.0%
NCL Corp. Ltd., 12.25%, 05/15/24 (Call 02/15/24)(a)	85	92,456

Lodging — 1.5%
Diamond Resorts International Inc., 10.75%, 09/01/24 (Call 08/31/20)(a)	35	31,048
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (Call 08/17/20)	60	60,622
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	15	15,167
Wyndham Destinations Inc., 5.40%, 04/01/24 (Call 02/01/24)	40	40,052

		146,889

Machinery — 0.8%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/31/20)(a)	35	34,281
SPX FLOW Inc., 5.63%, 08/15/24 (Call 08/15/20)(a)	15	15,432
Welbilt Inc., 9.50%, 02/15/24 (Call 08/31/20)(b)	25	23,680

		73,393

Manufacturing — 0.5%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	30	26,057
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	25	26,100

		52,157

Media — 8.7%
AMC Networks Inc., 5.00%, 04/01/24 (Call 08/31/20)	60	61,159
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24 (Call 08/20/20)(a)	100	103,492
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)	144	130,740
CSC Holdings LLC, 5.25%, 06/01/24	45	49,485
DISH DBS Corp., 5.88%, 11/15/24	135	141,237
Entercom Media Corp., 7.25%, 11/01/24 (Call 08/31/20)(a)	20	16,704

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
GCI LLC, 6.63%, 06/15/24 (Call 06/15/21)(a)	$20	$21,099
Gray Television Inc., 5.13%, 10/15/24 (Call 08/11/20)(a)(b)	35	36,052
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 08/31/20)(a)	25	15,042
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/11/20)(a)	50	51,399
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/17/20)(a)(b)	35	35,617
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 07/15/21)(a)	90	94,746
TEGNA Inc., 5.50%, 09/15/24 (Call 08/31/20)(a)(b)	25	25,561
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	35	37,953

		820,286

Mining — 2.1%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 08/31/20)(a)	65	67,662
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	15	15,406
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)	15	16,405
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	45	48,897
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(b)	50	54,852

		203,222

Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	35	39,336
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	35	29,465
Xerox Corp., 3.80%, 05/15/24(b)	15	15,190

		83,991

Oil & Gas — 5.8%
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	75	72,602
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 08/31/20)(a)	50	47,561
MEG Energy Corp., 7.00%, 03/31/24 (Call 08/31/20)(a)	40	38,093
Murphy Oil Corp., 6.88%, 08/15/24 (Call 08/31/20)	50	50,133
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	210	197,623
6.95%, 07/01/24	35	36,599
Precision Drilling Corp., 5.25%, 11/15/24 (Call 08/17/20)	25	17,550
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	51	44,899
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	40	41,211

		546,271

Oil & Gas Services — 1.5%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	25	16,753
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	23	21,605
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	23	21,231
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	115	83,478

		143,067

Packaging & Containers — 2.2%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	15	15,817
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 08/31/20)(a)	90	91,775
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24 (Call 08/31/20)(a)	45	46,180
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	35	38,088
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	20	21,243

		213,103

Pharmaceuticals — 1.3%
Bausch Health Companies Inc., 7.00%, 03/15/24 (Call 08/31/20)(a)	120	125,552

Security	Par (000)	Value

Pipelines — 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 08/17/20)	$35	$31,782
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	15	15,023
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	40	34,404
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	30	29,908
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 08/31/20)	35	32,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 08/31/20)(a)	50	48,155
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (Call 08/31/20)	35	35,817

		227,621

Real Estate — 0.7%
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 08/31/20)	65	65,209

Real Estate Investment Trusts — 4.9%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	15	13,764
GEO Group Inc. (The), 5.88%, 10/15/24 (Call 08/31/20)	15	12,002
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	30	31,205
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	45	44,503
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	145	157,422
MPT Operating Partnership LP/MPT Finance Corp. 5.50%, 05/01/24 (Call 08/31/20)	35	35,718
6.38%, 03/01/24 (Call 08/31/20)	30	31,183
SBA Communications Corp., 4.88%, 09/01/24 (Call 08/31/20)	65	66,886
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	50	44,788
4.65%, 03/15/24 (Call 09/15/23)	25	22,863

		460,334

Retail — 4.3%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 08/31/20)(a)	85	86,710
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	15	13,664
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	20	18,851
FirstCash Inc., 5.38%, 06/01/24 (Call 08/31/20)(a)	15	15,390
Golden Nugget Inc., 6.75%, 10/15/24 (Call 08/31/20)(a)	75	52,010
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 08/31/20)(a)	65	66,617
Macy’s Retail Holdings LLC, 3.63%, 06/01/24 (Call 03/01/24)(b)	35	27,309
Penske Automotive Group Inc., 5.38%, 12/01/24 (Call 08/31/20)	35	35,847
QVC Inc., 4.85%, 04/01/24	35	36,765
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 08/31/20)	35	35,637
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)	15	14,697

		403,497

Software — 4.1%
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(a)(b)	15	14,759
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 08/31/20)(a)(b)	20	20,400
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	30	33,838
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	15	15,124
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 08/31/20)(a)	40	42,682
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 08/31/20)(a)	75	78,635
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 08/31/20)(a)	115	121,679

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Software (continued)
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 08/11/20)(a)(b)	$65	$59,709

		386,826

Telecommunications — 7.3%
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)	85	96,089
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 08/31/20)(a)	35	36,160
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(a)	65	67,445
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	55	50,730
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 08/31/20)	35	35,555
ORBCOMM Inc., 8.00%, 04/01/24 (Call 08/31/20)(a)	15	14,457
Sprint Corp., 7.13%, 06/15/24	150	175,144
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	135	148,793
T-Mobile USA Inc., 6.00%, 04/15/24 (Call 08/10/20)	65	66,476

		690,849

Transportation — 1.2%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(a)	110	118,261

Total Corporate Bonds & Notes — 98.0% (Cost: $9,071,796)		9,270,679

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(d)(e)(f)	605	606,072

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)	130	$130,000
		736,072

Total Short-Term Investments — 7.8% (Cost: $735,250)		736,072

Total Investments in Securities — 105.8% (Cost: $9,807,046)		10,006,751

Other Assets, Less Liabilities — (5.8)%		(550,469)

Net Assets — 100.0%		$9,456,282

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,684,687	$—	$(1,079,545	)(a)	$108	$822	$606,072	605	$6,321	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	218,000	—	(88,000	)(a)	—	—	130,000	130	1,301		—

					$108	$822	$736,072		$7,622		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,270,679	$—	$9,270,679
Money Market Funds	736,072	—	—	736,072

	$736,072	$9,270,679	$—	$10,006,751

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

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